State Street Corporation

One Lincoln Street

Boston, MA 02111

June 30, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:      Office of Filings, Information & Consumer Service

RE:	Litman Gregory Funds Trust (the “Trust”)

File Nos. 333-10015, 811-07763

Post Effective Amendment No. 129

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and the Statement of Additional Information for the iMGP Berkshire Dividend Growth ETF, each dated June 28, 2023, do not differ from those contained in Post-Effective Amendment No. 129 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on June 28, 2023 (Accession #0001193125-23-177504).

If you have any questions concerning this filing, you may contact me at (617) 662-1504.

Very truly yours,

/s/ Brian F. Link
Brian F. Link
Vice President

cc:	John Coughlan